Related Party Transactions - Schedule of Key Management Personnel Compensation, Including Directors (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Short-term benefits	$ 6,836	$ 6,478
Post-employment benefits	55	51
Equity settled stock based compensation (a non-cash expense)	3,427	3,490
Total executive compensation	10,346	9,631
Performance share units (PSUs) [member]
Disclosure of transactions between related parties [line items]
Equity settled stock based compensation (a non-cash expense)	$ 28	$ (388)